SHARE-BASED COMPENSATION (Details Narrative) - 2018 Long Term Incentive Plan [Member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Ordinary shares reserved for issuance			5,000,000
Share-based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Amount	$ 9.7	$ 11.7
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Outstanding, Weighted Average Remaining Contractual Terms	1 year 7 months 6 days	2 years
Board of Directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Time-based and vest ratably period			1 year
Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Time-based and vest ratably period			3 years